Expense Example {- Fidelity Managed Retirement Income Fund} - 07.31 Fidelity Managed Retirement Funds Z6 Combo PRO-04 - Fidelity Managed Retirement Income Fund - Fidelity Advisor Managed Retirement Income Fund: Class Z6
Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 26
3 years	80
5 years	141
10 years	$ 318